Note D - Related Party Transactions and Arrangements (Detail) (USD $)	9 Months Ended
Dec. 31, 2012
Percentage Of Gross Offering Proceeds	0.75%
Due to Related Parties (in Dollars)	$ 3,008,000
Sponsor [Member]
Investments in and Advances to Affiliates, Balance, Shares (in Shares)	22,222
Advisor [Member] | Maximum Reimbursement [Member]
Costs and Expenses, Related Party (in Dollars)	100,000
Advisor [Member] | Reduced Fee for National Securities Exchange Listing [Member]
Asset Management Fee	0.75%
Advisor [Member]
Investments in and Advances to Affiliates, Balance, Shares (in Shares)	1,000
Accounts Payable, Related Parties, Current (in Dollars)	3,000,000
Percentage of Gross Offering Proceeds	0.75%
Fee Reimbursement Percentage	100.00%
Due to Related Parties (in Dollars)	406,000
Acquisition Fee	3.00%
Acquisition Costs, Period Cost (in Dollars)	98,000
Reimbursement of Acquisition Expenses (in Dollars)	18,000
Asset Management Fee	0.85%
Asset Management Costs (in Dollars)	1,000
Monthly Debt Financing Fee	0.25%
Property Management Fee, Percent Fee	6.00%
Selling Agent [Member]
Sales Commission Fee	3.00%
Payments for Commissions (in Dollars)	$ 67,000
Maximum [Member]
Percentage Of Gross Offering Proceeds	0.75%